CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Components of equity, long-term debt, net of cash and cash equivalents and investments
In the management of capital, the Company includes the components of equity, long-term debt, net of cash and cash equivalents, and investments.

	As of	As of
	December 31, 2018	December 31, 2017
Equity	$42,037	$(41,754)
Long-term debt	73,224	79,741
	$115,261	$37,987
Cash and cash equivalents	96,507	27,787
	$211,768	$65,774